Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Carrying amount and estimated fair values of financial instruments
The carrying amount and estimated fair values of the Company’s financial instruments as of December 31 are as follows:

	Carrying	Estimated	Level
2013	Amount	Fair Value	1	2	3
	(in Thousands)
Assets
Cash and Short-Term Investments	$68,147	$68,147	$68,147	$-	$-
Investment Securities Available for Sale	263,258	263,258	-	262,317	941
Investment Securities Held to Maturity	37	37	-	37	-
Federal Home Loan Bank Stock	3,164	3,164	3,164	-	-
Loans, Net	739,052	741,112	-	729,436	11,676
Bank-Owned Life Insurance	10,165	10,165	10,165	-	-

Liabilities
Deposits	987,529	989,101	526,646	462,455	-
Subordinated Debentures	24,229	24,229	24,229	-	-
Other Borrowed Money	40,000	42,074	-	42,074	-

2012

Assets
Cash and Short-Term Investments	$71,041	$71,041	$71,041	$-	$-
Investment Securities Available for Sale	268,300	268,300	-	267,162	1,138
Investment Securities Held to Maturity	41	42	-	42	-
Federal Home Loan Bank Stock	3,364	3,364	3,364	-	-
Loans, Net	734,079	735,115	-	713,109	22,006

Liabilities
Deposits	979,685	982,215	486,775	495,440	-
Subordinated Debentures	24,229	24,229	24,229	-	-
Other Borrowed Money	35,000	38,424	-	38,424	-

Assets and liabilities measured at fair value on a recurring and non recurring basis
Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis - The following table presents the recorded amount of the Company’s assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2013 and 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.  The table below includes only impaired loans with a specific reserve and only other real estate properties with a valuation allowance at December 31, 2013.  Those impaired loans and other real estate properties are shown net of the related specific reserves and valuation allowances.

		Fair Value Measurements at Reporting Date Using
2013	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$259,348,058	$-	$259,348,058	$-
State, County and Municipal	3,909,832	-	2,968,567	941,265

	$263,257,890	$-	$262,316,625	941,265
Nonrecurring
Impaired Loans	$11,675,691	$-	$-	$11,675,691

Other Real Estate	$7,019,799	$-	$-	$7,019,799

2012

Recurring
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,059,074	$-	$263,059,074	$-
State, County and Municipal	4,004,010	-	2,998,199	1,005,811
Corporate Obligations	1,104,900	-	1,104,900	-
Asset-Backed Securities	132,427	-	-	132,427

	$268,300,411	$-	$267,162,173	$1,138,238
Nonrecurring
Impaired Loans	$22,006,150	$-	$-	$22,006,150

Other Real Estate	$8,817,204	$-	$-	$8,817,204

Liabilities

The Company did not identify any liabilities that are required to be presented at fair value.

Quantitative information for financial instruments measured at fair value
The following tables present quantitative information about the significant unobservable inputs used in the fair value measurements for assets in level 3 of the fair value hierarchy measured on a nonrecurring basis at December 31, 2013 and 2012.  These tables are comprised primarily of collateral dependent impaired loans and other real estate owned:

	December 31, 2013	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial	$1,019,084	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-15.00% (7.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00%-50.00% (30.00%)
Real Estate
Commercial Construction	2,641,041	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(16.00)%-28.00% (6.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-10.00% (5.00%)

		Income Approach	Capitalization Rate	8.50%

Residential Real Estate	1,323,296	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-46.00% (23.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-25.00% (12.50%)

Commercial Real Estate	5,450,788	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(27.20%)-216.80% (94.80%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	25.00%-90.00% (57.50%)

		Income Approach	Capitalization Rate	11.00%

Farmland	1,241,482	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(55.00%)-388.00% (166.50)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00%-35.00% (22.50%)

Other Real Estate Owned	7,019,799	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(10.00%)-319.10% (154.55%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.36%-87.81% (29.99%)

		Income Approach	Discount Rate	10.00%

	December 31, 2012	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial	$1,030,877	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(45.00%)-80.00% (17.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-80.00% (40.00%)

		Income Approach	Capitalization Rate	8.50%
Real Estate
Commercial Construction	5,885,060	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-45.00% (22.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Discount Rate	7.94%

Residential Real Estate	3,581,317	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-24.00% (12.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	8.90%

Commercial Real Estate	11,508,896	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(7.40%)-73.70% (32.95%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	9.50%

			Discount Rate	5.13%

Other Real Estate Owned	8,817,204	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(35.00%)-129.50% (47.25%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	3.10%-61.32% (32.33%)

		Income Approach	Discount Rate	3.00%

Fair value measurement using significant unobservable inputs (Level 3)
The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2013, 2012 and 2011.

	Available for Sale Securities
	2013	2012	2011

Balance, Beginning	$1,138,238	$1,122,427	$1,016,997

Transfers into Level 3	-	788,933	-
Transfers out of Level 3	(41,908)	-	-
Securities Purchased During the Year	-	-	-
Securities Called During the Year	-	(1,000,000)	-
Loss on OTTI Impairment Included in Noninterest Income	(366,623)	(59,568)	(53,058)
Unrealized Gains Included in Other Comprehensive Income	211,558	78,201	158,488

Balance, Ending	$941,265	$1,138,238	$1,122,427

The Company’s policy is to recognize transfers in and transfers out of levels 1, 2 and 3 as of the end of a reporting period.  During the year ended December 31, 2013, the Company had transfers out of level 3 and into level 2.  The transfers out of level 3 were the result of increased market activity for these types of securities, as well as more current credit ratings on these securities.  During the year ended December 31, 2012, the Company transferred certain state, county and municipal securities out of level 2 and into     level 3.  The transfers into level 3 were the result of decreased market activity for these types of securities, as well as a lack of current credit ratings on these securities.  There were no gains or losses recognized as a result of the transfers.  There were no transfers of securities between level 1 and level 2 for the years ended December 31, 2013, 2012 or 2011.

The following table presents quantitative information about recurring level 3 fair value measurements as of December 31, 2013.

	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

State, County and Municipal	$941,265	Discounted Cash Flow	Discount Rate or Yield	N/A*

*  The Company relies on a third-party pricing service to value its municipal securities.  The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.